Fair values measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	$ 1,113	$ 417
Current derivative financial assets	513	0
Long -term borrowings	29,250	31,750
Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities		92
Financial liabilities, at fair value		92
At fair value [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	29,747	32,155
At fair value [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities		92
At fair value [member] | Level 2 [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	29,747	32,155
At fair value [member] | Level 2 [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities		92
Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	29,250	31,750
Financial liabilities	29,250	31,750
Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	1,113	417
Current derivative financial assets	513
Financial assets, at fair value	1,626	417
Financial assets measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	1,113	417
Current derivative financial assets	513
Financial assets measured at fair value [member] | At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	1,113	$ 417
Current derivative financial assets	$ 513